Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Held for sale	$ 183,218	$ 297,878
Held for consumption	4,747	5,419
Total	187,965	303,297
Marine Fuel Oil
Held for sale	150,888	270,066
Held for consumption	3,939	4,477
Marine Gas Oil
Held for sale	32,330	27,812
Lubricants
Held for consumption	648	809
Stores
Held for consumption	14	20
Victuals
Held for consumption	$ 146	$ 113